SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of Visionary Group and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Noncontrolling Interests

As of March 31, 2023, noncontrolling interests represent 30%, 20%, 30%, 20% and 20% noncontrolling, non-related shareholders’ interests in Toronto ESchool, Arts Academy, Lowell Academy, Conbridge College, and MTM Animation respectively. As of March 31, 2022, noncontrolling interests represent 30%, 20%, 30%, 30%, 20% and 30% noncontrolling, non-related shareholders’ interests in Toronto ESchool, Arts Academy, Princeton Education, Lowell Academy, Conbridge College, and MTM Animation respectively.

The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the operating results of the Company are presented on the face of the consolidated statements of income (loss) and comprehensive income (loss) as an allocation of the total income or loss between noncontrolling interest holders and the shareholders of the Company.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the use of going concern assumptions, valuation of other receivables, useful lives of property, plant and equipment and student list as intangible assets, the recoverability of intangible assets and goodwill, allocation of cost between building and land newly acquired, valuation of fair value of the derivative liabilities, revenue recognition, fair value of intangible assets at business acquisition, provision necessary for contingent liabilities, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, the balances with banks and the liquid investments with maturities of three months or less at the date of acquisition. The Company maintains all its bank accounts in Canada, which are insured by Canadian Deposit Insurance Corporation up to C$100,000 for eligible deposits. Bank balances in 13995291 and Toronto ESchool exceeded the insured limit of $611,251 (C$827,245) and $89,115 (C$120,605) as of March 31, 2023, respectively. No liquid investment with maturities of three months or less is held by the Company as at March 31, 2023 and 2022.

Restricted cash

The Company’s subsidiaries Conbridge College and MTM Animation are required to maintain a term deposit with a financial institution as collateral for an irrevocable standby letter of credit issued in favor of the Ministry of Training, Colleges and Universities under the Ontario Private Career Colleges Act 2005. As at March 31, 2023, the Company had term deposit of $11,084 and $129,307 respectively at these two subsidiaries as the required collateral which was classified as restricted cash – non-current in the consolidated balance sheet. (March 31, 2022 - $12,005 and $55,816 respectively). As at March 31, 2023 the Company also had $500,000 from the proceeds of the IPO into an escrow account pursuant to the indemnification provisions of the Underwriting Agreement. The escrow account will remain in place for a period of eighteen (18) months after the closing date of the Offering until November 19, 2023. The amount of deposit has been recorded current restricted cash as at March 31, 2023, and no current restricted cash balance as at March 31, 2022.

The following table provides a reconciliation of cash and restricted cash reported within the consolidated statement of balance sheets that sum to the total of the same such amounts shown in the consolidated statement of cash flows for the years ended March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022
Cash	$651,490	$741,868
Restricted cash - current	500,000	–
Restricted cash – non-current	140,391	67,821
Total cash and restricted cash	$1,291,881	$809,689

Short-term investments

The Company’s short-term investments consist of mutual fund investments purchased from Canadian banks. These investments are carried at fair value at the date of the consolidated balance sheets and are redeemable at any time as working capital when needed. The Company has short-term investments of $51,723 and $56,021 as at March 31, 2023 and 2022.

Accounts Receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income (loss) and comprehensive income (loss). Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance for uncollectible balances were recorded for the years ended March 31, 2023, 2022 and 2021, respectively, as the Company considered all of balances is to be fully collected.

Prepayments and Other Receivables

Prepayments and other receivables primarily consist of advances to non-related suppliers for short term operation support, employee advances, and prepayments on property taxes and other expenses. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. No impairment was recorded as of March 31, 2023 and 2022, as the Company considered all of the prepayments to be fully realizable and the advances to be repaid.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income (loss) and other comprehensive income (loss) as other income or expenses.

Indefinite-Lived Intangible Assets

An intangible asset determined to have an indefinite useful life is not amortized. Indefinite-lived intangible assets are tested for impairment on an annual basis at year end, or more frequently if an event occurs or circumstances change that indicate the fair value of an indefinite-lived intangible asset could be below its carrying amount.

The Company’s indefinite-lived intangible assets consist primarily of i) the registrations and qualifications arising from acquisitions of Lowell Academy, Art School, and Toronto Eschool which allow the Company to grant credits to students under Ontario Secondary School Diploma (the “OSSD”) by qualified secondary schools registered at Ontario Ministry of Education, ii) the registrations and the qualifications to operate as a private career college registered with Ontario Ministry of Training, Colleges and Universities, arising from the acquisitions of equity interest of Conbridge College and MTM Animation, and iii) the brand name and reputation in the education market arising from acquisition of MTM Animation equity interest.

In testing the indefinite-lived intangibles assets for potential impairment, the Company applies either a qualitative test, or a quantitative test, in accordance with Accounting Standards Codification (“ASC 350”), Intangibles — Goodwill and Other. A qualitative approach may be applied when the Company concludes that it is not “more likely than not” that the fair value of the indefinite-lived intangible assets is less than their carrying value. A quantitative impairment test consists of comparing the fair value of the indefinite-lived intangible asset with its carrying amount. An impairment loss would be recognized for the carrying amount in excess of its fair value. Significant judgment and estimates are applied when evaluating whether an intangible asset has an indefinite useful life and in testing for impairment. The Company recognized impairment of $nil and $280,098 on indefinite-lived intangible assets for year ended March 31, 2023 and 2022.

Definite-Lived Intangible Assets

The intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the terms. The Company recognized intangible assets of student lists arising from acquisition of Lowell Academy and MTM Animation. These intangible assets are amortized over the term between 1- 4 years upon their graduation. As at March 31, 2023, the Company recognized intangible assets as student list of $nil and $107,567 from Lowell Academy and MTM Animation respectively (March 31, 2022: $nil and $140,853), and impairment loss of $nil and $nil from student list recognized at Lowell Academy and MTM Animation for the year ended March 31, 2023 (March 31, 2022: $10,404 and nil ). Intangible assets as student list from MTM Animation was amortized for $33,286 for year ended March 31. 2023 (March 31, 2022: $nil ).

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets, liabilities and contingent liabilities acquired in business combinations. Identifiable intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights, and have fair values that can be reliably measured. Goodwill is not amortized and is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis, or more frequently if an event occurs or circumstances change that indicate the fair value of goodwill could be below its carrying amount. The Company recognized impairment loss of $nil , $99,068 and $nil on goodwill for the year ended March 31, 2023, 2022 and 2021 respectively.

Impairment of Long-lived Assets

The Company reviews long-lived assets, including property, plant and equipment, definitive-lived intangible assets, and ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

Fair Value of Financial Instruments

ASC 825, “Financial Instruments” requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
•	Level 3 - inputs to the valuation methodology are unobservable.

The Company determined that the conversion feature of its convertible notes and the Serie A and B warrants in connection with these convertible notes shall be classified as derivative liabilities. Company engaged an independent valuation firm to perform the valuation. The fair value of the conversion feature, Serie A and B warrants is calculated using the binomial tree model. These financial instruments are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of these financial instruments include the probability to convert, variability of conversion price due to future stock price and exchange rate, and expected timing of conversion, etc. (See Note 16).

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term investment, accounts receivable, accounts receivable – related party, due from related party, related parties loan receivable, loan receivable, other receivable (excluding tax receivable), short-term restricted cash, accounts payable, accrued liabilities, due to related parties, current portion of lease liabilities, loan portion of convertible notes and short-term bank loans approximate their carrying values because of the short-term nature of these instruments.

The Company believes that the carrying amount of the short-term and long-term borrowings approximates fair value at March 31, 2023 and 2022 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current lease liabilities, and long-term lease liabilities in the consolidated balance sheets. Finance leases are included in property, plant and equipment, other current liabilities and other long-term liabilities in the consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As one of the Company’s leases does not provide an implicit rate, the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date is used. The operating lease ROU asset also includes any lease payment made and excludes lease incentives. The Company may also include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Deferred Offering Cost

Deferred offering costs were expenses directly related to the IPO. These costs consisted of legal, accounting, printing, and filing fees that the Company capitalized. The deferred offering costs are reclassified to additional paid-in capital upon receipt of the capital raised.

Assets Held for Sale

The Company classifies long-lived assets or disposal groups to be sold as held for sale in the period in which all of the following criteria are met: (1) management, having the authority to approve the action, commits to a plan to sell the asset or disposal group; (2) the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups; (3) an active program to locate a buyer and other actions required to complete the plan to sell the asset or disposal group have been initiated; (4) the sale of the asset or disposal group is probable, and transfer of the asset or disposal group is expected to qualify for recognition as a completed sale within one year, except if events or circumstances beyond our control extend the period of time required to sell the asset or disposal group beyond one year; (5) the asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (6) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Company initially measures a long-lived asset or disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held-for-sale criteria are met. Conversely, gains are not recognized on the sale of a long-lived asset or disposal group until the date of sale. The Company assesses the fair value of a long-lived asset or disposal group less any costs to sell each reporting period it remains classified as held for sale and report any subsequent changes as an adjustment to the carrying value of the asset or disposal group, as long as the new carrying value does not exceed the carrying value of the asset at the time it was initially classified as held for sale.

Upon determining that a long-lived asset or disposal group meets the criteria to be classified as held for sale, the Company ceases depreciation and reports long-lived assets and/or the assets and liabilities of the disposal group, if material, in the line items assets held for sale and liabilities held for sale, respectively, in the Company’s consolidated balance sheet as current assets and current liabilities.

Business Combinations

Business combinations are accounted for under the acquisition method of accounting. Under the acquisition method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the income statement from the date of acquisition.

Government Subsidies

Government subsidies represent cash subsidies received from the government of Canada to subsidize the wage expense under Canada Emergency Wage Subsidy (CEWS) program and rent expense under Canada Emergency Rent Subsidy (CERS) program for the business affected by COVID-19, as well as the forgivable portion of the loans provided under Canada Emergency Business Account (CEBA) program. The Company recognizes the government grant as other income when cash is received and the Company will comply with the relevant conditions with reasonable assurance. For the years ended March 31, 2023, 2022 and 2021, the Company received subsidy of $nil , $326,640 and $39,207 under CEWS program, $109,723,$163,530 and $nil under CERS grogram. As at March 31, 2023, the Company has outstanding loan balance of $177,336 under CEBA program, in which $59,112 is forgivable if the Company pays off the balance before December 31, 2023. The unforgivable portion of $118,224 (C$160,000) is recorded as current portion of bank loan payable balance in the consolidated balance sheet as of March 31, 2023. The unforgivable portion of $160,060 (C$200,000) is recorded as non-current portion of bank loan payable balance as of March 31, 2022, and the reduction of $32,012 (C$40,000) was divested with Princeton College.

Revenue Recognition

The Company follows ASC 606, “Revenue from Contracts with Customers,” which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company generates its revenues through educational programs and services with individual students. In addition, the Company generates revenues from other services such as sale of vacant lands, rental, and renovation projects. The primary sources of the Group’s revenues are as follows:

Revenue from educational programs and services

Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period.

For the Company’s online education courses, tuition fee is generally collected in advance and is initially recorded as deferred revenue. When tuition is paid at registration, the student is given access to online courses. The student normally has six months to complete the online courses by watching online learning materials and passing the required online exams. The student has an option to extend the course learning period from six months to maximum of twelve months for an additional cost. After twelve months from the registration, the student will lose the access of registered course. No refund is available for tuitions. The tuition income is recognized over the period that the course is expected to be completed.

For the Company’s other high school and private college education programs, all tuition fee, ancillary service fee and application fees are collected in advance and are initially recorded as deferred revenue. Revenue attributable to educational services is recognized over time, based on a straight-line basis over the school semester, as customers simultaneously receive and consume the benefits of these services throughout the service period. The refund is recorded as a reduction of deferred revenue and has no impact on the recognized revenue. The Company has not experienced significant refunds.

Revenue from rental

The Company rents several office buildings to several tenants and earns rental revenue. These lease agreements meet the criteria for recognition as leases under ASC 842, “Leases.” The Company commences recognizing rental revenue based on the date it makes the underlying asset available for use by the tenant. The Company accounts for rental revenue (lease component) and common area expense reimbursements (non-lease component) as one lease component under ASC 842. The Company also includes the non-components of its leases, such as the reimbursement of utilities, insurance, real estate taxes, and certain capital expenditures related to the maintenance of our properties, within this lease component. These amounts are included in Rental income on the Company’s Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). Rental revenues are recognized as earned in accordance with the terms of the respective lease agreement on a straight-line basis. Promotional discounts are recognized as a reduction to rental income over the promotional period. Late charges, administrative fees and other fees are recognized as income when earned. Management reviews the tenant’s payment history and financial condition periodically in determining, in its judgment, whether any accrued rental income and unbilled rent receivable balances applicable to each specific property is collectable.

Revenue from renovation project

The Company provides decoration and construction services mainly for the education institutions. These projects are normally completed within several weeks. The Company recognizes revenue associated with these projects when the project is completed and accepted by the customer.

Revenue from sales of vacant lands

The Company recognizes revenue from the sales of vacant lands when the legal title is transferred to the buyers.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing of when payment is received and when shipment or delivery occurs.

As of March 31, 2023 and 2022, other than accounts receivable, deferred financing costs, deposit from tenants and deferred revenue, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet.

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by service or products, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended March 31, 2023, 2022 and 2021 are disclosed in Note 19 of this consolidation financial statements.

Income Taxes

The Company uses the liability method of income tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and income tax bases of assets and liabilities and measured using enacted income tax rates and tax laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence on deferred tax assets, to determine whether, based upon the weight of that evidence, a valuation allowance is required for deferred tax assets. Judgment is required in considering the relative impact of negative and positive evidence.

Significant judgment is also required in evaluating the Company’s uncertain income tax positions and provisions for income taxes. Liabilities for uncertain income tax positions are recognized based on a two-step approach. The first step is to evaluate whether an income tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the income tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain income tax positions as interest expense, which is then netted and reported within investment income.

Sale Tax (“GST/HST”)

The Company is registered under Canada’s Goods and Services Tax (GST) and Harmonized Sales Tax (HST) account. Sales revenue represents the invoiced value of goods and services, net of GST/HST. The Company is operating mainly in the Province of Ontario which is subject to HST rate of 13% for its products and services supplied in Ontario, and thus the Company’s tuition revenue is GST/HST exempted.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2023, there were no dilutive impact on earnings per share due to loss positions, and no dilutive shares existed as at March 31, 2022 and 2021.

Foreign Currency Translation

The Company operates primarily in Canada. The functional currency of the Company and its subsidiaries is the Canadian Dollar (“C$”). The Company’s consolidated financial statements have been translated into the reporting currency U.S. Dollars (“$” or “US$”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2023	March 31, 2022	March 31, 2021
Year-end spot rate	C$1=US$ 0.7389	C$1=US$ 0.8003	C$1=US$ 0.7952
Average rate for the year	C$1=US$ 0.7565	C$1=US$ 0.7980	C$1=US$ 0.7575

Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the functional currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

During the first quarter of 2020, the emergence of the novel coronavirus (Covid-19) resulted in a sharp contraction of economic and commercial real estate activity across of the world. Commercial real estate markets recovered strongly in year 2021 and 2022. However, the pandemic has likely engendered structural changes to the utilization of office buildings which will have ongoing repercussions for our business. In addition, the second half of 2022 has been marked by significant macroeconomic challenges as central banks around the world have rapidly and sharply raised interest rates in efforts to reduce inflation, thereby significantly limiting credit availability. Less available and more expensive debt capital has pronounced effects on the mortgage cost and property sales.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. In November 2018, April 2019 and May 2019, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments,” and “ASU No. 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief,” which provided additional implementation guidance on the previously issued ASU. The ASU is effective for fiscal years beginning after Dec. 15, 2019 for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC. All other entities, ASU No. 2016-13 is effective for fiscal years beginning after Dec. 15, 2022. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03, "Fair Value Measurements (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions," which clarifies and amends the guidance of measuring the fair value of equity securities subject to contractual restrictions that prohibit the sale of the equity securities. The guidance will be effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.